(Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Operating Assets and Liabilities, Weighted-Average Remaining Term and Discount Rate, Lessee
The following table summarizes the carrying amounts of our operating leased assets and liabilities at December 31, along with key inputs used to discount our lease liabilities:

(millions)	2020	2019
Operating lease assets	$165.5	$188.2
Operating lease liabilities	$179.0	$201.5
Weighted-average remaining term	3.0 years	3.3 years
Weighted-average discount rate	2.5%	3.0%

Minimum Commitments under Noncancelable Operating Lease Agreements
At December 31, 2020, the following table shows our operating lease liabilities, on an undiscounted basis for the periods indicated:

(millions)	Commitments
2021	$78.9
2022	48.7
2023	29.1
2024	18.4
2025	9.8
Thereafter	0.5
Total	185.4
Interest	(6.4)
Present value of lease liabilities	$179.0

Lease, Cost	The operating lease expense for the years ended December 31, was as follows:

(millions)	Expense
2020	$95.4
2019	102.0
2018	77.3